[AIM LOGO APPEARS HERE]        Dear Shareholder:

              [PHOTO of        One year ago, financial markets were still
          Charles T. Bauer,    in the grip of the near-meltdown occasioned
            Chairman of the    by 1998's Asian crises. The situation led the
LETTER    Board of the Fund    Federal Reserve Board (the Fed) to reduce the
TO OUR      APPEARS HERE       short-term federal funds target rate three times
SHAREHOLDERS                   late in 1998. These Fed moves were not motivated
               by a slowdown in the U.S. economy; rather, they represented a strenuous effort to reestablish liquidity in markets worldwide. The U.S. economy continued to move ahead at a brisk pace, exhibiting the unusual combination of strong growth coupled with low inflation.
                 However, this scenario changed slightly as some monthly
               economic indicators showed inflationary tendencies in certain commodity prices. This and the unwinding of the 1998 global crisis (evident in the stabilization of the foreign markets) compelled the Fed to increase short-term interest rates twice during the six-month period covered by this report. The Fed increased the federal funds rate 25 basis points at both the June 30 and August 24 Federal Open Market Committee meetings. On August 24, the Fed also increased the discount rate by 25 basis points to 4.75%. Many investors felt that part of the Fed's motivation in raising rates before the fourth quarter was to stabilize the markets pre-emptively. The Fed has committed to provide as much as $50 billion in cash to banks at year-end, along with special liquidity facilities so brokers can finance their inventories.

               YOUR INVESTMENT PORTFOLIO

                 For the six-month period ended September 30, 1999, the Cash
               Reserve Portfolio maintained its competitive position, as shown in the table. The portfolio also maintained the quality of its holdings, consistent with the highest credit ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. AIM is the largest multi-family complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.
                 The Cash Reserve Portfolio seeks to generate as high a level of federally tax-exempt income as is consistent with the preservation of capital and the maintenance of liquidity by investing in high-quality short-term municipal obligations. It invests solely in securities rated "First Tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. The net assets of the portfolio's Resource Class stood at $214,779 at the close of the period.
                 An investment in a money market fund such as TFIC Cash Reserve
               Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a

               YIELDS AS OF 9/30/99
                                               AVERAGE         SEVEN-DAY
                                               MONTHLY YIELD   YIELD
               Cash Reserve Portfolio
               Resource Class                      3.07%             3.33%

               IBC Tax-Free Money Funds-
               Average Institutions Only(TM)       3.03%             3.25%

                                                                     (continued)
               money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

               OUTLOOK FOR THE FUTURE

               Although the U.S. gross domestic product growth rate fell from 2.3% to 1.9% at the end of the second quarter, the annualized growth rate for the third quarter was a robust 4.8%. The last two Fed rate increases have so far had little effect on the U.S. economy, which continues full steam ahead. At its November 16 meeting, after the close of the reporting period, the Fed again increased short-term interest rates, and speculation continued about another Fed tightening. Liquidity is the primary concern around the Y2K issue. Because no one knows where the cash will be flowing by year-end, money managers are dutifully estimating the anticipated high withdrawal volume from financial institutions. Despite these concerns, another tightening is still quite possible. Another increase would position the federal funds target rate exactly where it was before 1998's international crisis.
                 We are pleased to send you this report about your investment.
               AIM is committed to customer service and to the primary goals of safety, liquidity and yield in institutional fund management. We would be pleased to respond to any questions or comments you might have about this report or your investment. Please contact one of our representatives at 800-659-1005 if we may help.

               Respectfully submitted,

               /s/ CHARLES T. BAUER
               Charles T. Bauer
               Chairman

SCHEDULE OF INVESTMENTS
September 30, 1999
(Unaudited)

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
SHORT-TERM MUNICIPAL OBLIGATIONS - 100.93%
ALABAMA - 1.00%
 Birmingham (City of)(YMCA-Birmingham);
 Public Park and Recreation Board
 Variable Rate Demand Series 1996 RB
 (LOC-Amsouth Bank of Alabama)
  3.85%, 06/01/16(b)                       --  VMIG-1  $ 3,065  $   3,065,000
-----------------------------------------------------------------------------
Marshall (County of); Special Obligation
 School Refunding Series 1994 Wts.
 (LOC-First Alabama Bank)
   3.85%, 02/01/12(b)                     A-1    --      2,695      2,695,000
-----------------------------------------------------------------------------
Morgan Stanley Float Program, Jefferson
 (County of) Sewer Imp.; Floating Rate
 Trust Certificates Series 124 1999
 Wts. RB
   3.85%, 02/01/36(b)(c)(d)               A-1c   --      5,100      5,100,000
-----------------------------------------------------------------------------
                                                                   10,860,000
-----------------------------------------------------------------------------
ALASKA - 0.48%
Valdez Marine (BP Pipelines Inc.
  Project); Floating Rate Treasury Series
  1999 A28 Reg D Term RB
    3.95%, 12/01/25(b)(d)                  --  VMIG-1    5,275      5,275,000
-----------------------------------------------------------------------------
ARIZONA - 1.90%
Maricopa (County of) Pollution Control
  Corp. (Arizona Public Service Co.);
   Refunding Variable Rate Demand Series
   1994 A PCR
      3.75%, 05/01/29(b)                  A-1+   P-1     5,300      5,300,000
-----------------------------------------------------------------------------
Mesa Industrial Development Authority
  (Discovery Health Systems); Variable
  Rate Demand Series 1999 B RB
    3.80%, 01/01/29(b)(c)                 A-1+ VMIG-1    2,700      2,700,000
-----------------------------------------------------------------------------
Pinal (County of) Industrial Development
  Authority (Magma Copper Company
  Project); Series 1984 PCR (LOC-National
  Westminster)
    2.95%, 12/01/09(b)                    A-1+   P-1     4,700      4,700,000
-----------------------------------------------------------------------------
Salt River Project Agricultural
  Improvement and Power District;
  Promissory Notes
    3.40%, 11/10/99                       A-1+   P-1     7,970      7,970,000
-----------------------------------------------------------------------------
                                                                   20,670,000
-----------------------------------------------------------------------------
ARKANSAS - 0.59%
Arkansas Hospital Equipment Financing
  Authority (Baptist Health Project);
  Hospital Equipment Series 1995 RB
    3.85%, 11/01/10(b)(c)                 A-1+ VMIG-1    6,400      6,400,000
-----------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
CALIFORNIA - 0.50%
Huntington Beach (City of) (Seabridge
  Villas Project); Floating Rate
  Multifamily Housing Series 1985 A RB
    4.00%, 02/01/10(b)                       --  VMIG-1  $ 3,000 $    3,000,000
-------------------------------------------------------------------------------
Student Loan Marketing Corporation;
  Student Loan Revenue Refunding Series
  1993 A RB (LOC-Dresdner Bank AG)
    3.20%, 11/01/02(b)(e)                    --  VMIG-1    2,500      2,500,000
-------------------------------------------------------------------------------
                                                                      5,500,000
-------------------------------------------------------------------------------
COLORADO - 1.20%
Eagle Ranch Metro District Golf Course;
  Variable Rate Series 1999 B RB (LOC-
  Societe Generale)
    3.80%, 10/15/18(b)                      A-1+   --      3,900      3,900,000
-------------------------------------------------------------------------------
Pitkin (County of) Industrial Development
  (Aspen Skiing Company Project); Refunding
  Series 1994 A IDR (LOC-First National Bank)
    2.95%, 04/01/16(b)                      A-1+   --      3,000      3,000,000
-------------------------------------------------------------------------------
Platte River Power Authority; Adjustable
  Tender (Subordinate Lien) Electric Series
  S-1 RB
    3.50%, 12/01/99(b)                      A-1+ VMIG-1    6,200      6,200,000
-------------------------------------------------------------------------------
                                                                     13,100,000
-------------------------------------------------------------------------------
CONNECTICUT - 1.63%
Connecticut (State of) (Transportation
  Infrastructure Purpose S-1); Special Tax
  Obligation RB
    3.75%, 12/01/10(b)                      A-1+ VMIG-1    2,178      2,178,000
-------------------------------------------------------------------------------
Connecticut (State of) Development
  Authority (Corporation for Independent
  Living Project); Health Care Variable
  Rate Demand Series 1990 RB (LOC-Chase
  Manhattan Bank)
    3.65%, 07/01/15(b)                       --  VMIG-1    1,669      1,669,000
-------------------------------------------------------------------------------
Connecticut (State of) Health &
  Educational Facilities Authority (Yale
  University); Variable Rate Demand Series
  1997 T-2 RB
    3.70%, 07/01/29(b)                      A-1+ VMIG-1    1,914      1,914,000
-------------------------------------------------------------------------------
JP Morgan Putter TE Receipt; Connecticut
  (State of) Special Tax Obligation Series
  114 1999 A RB
    3.88%, 10/01/09(b)(d)                    --  VMIG-1   11,980     11,980,000
-------------------------------------------------------------------------------
                                                                     17,741,000
-------------------------------------------------------------------------------
DELAWARE - 0.47%
University of Delaware; Variable Rate
  Demand Series 1998 RB
    3.75%, 11/01/23(b)                      A-1+   --      3,173      3,173,000
-------------------------------------------------------------------------------
Wilmington (City of); Unlimited Tax Series
  1990 GO
    6.75%, 05/15/00(c)                      AAA    Aaa     1,815      1,889,372
-------------------------------------------------------------------------------
                                                                      5,062,372
-------------------------------------------------------------------------------


                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
FLORIDA - 9.18%
Broward (County of) Housing Finance
  Authority (Landings Inverrary
  Apartments); Multifamily Variable Rate
  Demand Housing Series 1985 RB
    4.00%, 06/01/13(b)                     --  VMIG-1  $10,000 $   10,000,000
-----------------------------------------------------------------------------
Collier (County of) Health Facilities
  Authority (Cleveland Clinic Health
  System); Hospital Series 1999 RB
    3.80%, 01/01/33(b)                    A-1+ VMIG-1   18,200     18,200,000
-----------------------------------------------------------------------------
Florida (State of) (Gas Project No. 1);
  Series 1998 RB
    4.25%, 12/01/99(c)                    AAA    Aaa     4,515      4,520,791
-----------------------------------------------------------------------------
Gulf Breeze (City of) (Florida Municipal
  Bond Fund); Variable Rate Demand Series
  1996 A RB (LOC-Bank of America N.A.)
    3.85%, 03/31/21(b)                    A-1+   --      3,585      3,585,000
-----------------------------------------------------------------------------
Gulf Breeze (City of) Healthcare
  Facilities (Heritage Health Care
  Project); Variable Rate Demand Series
  1999 RB
    3.92%, 01/01/24(b)(c)                  --  VMIG-1    7,000      7,000,000
-----------------------------------------------------------------------------
Gulf Breeze (City of) (Local Government
  Loan Program); Floating Rate Series
  1985 B RB
    3.75%, 12/01/15(b)(c)                 A-1+ VMIG-1    2,060      2,060,000
-----------------------------------------------------------------------------
Jacksonville (City of) (The River City
  Renaissance Program); Commercial Paper
  Notes Series 1993
    3.25%, 10/15/99                       A-1    P-1     6,000      6,000,000
-----------------------------------------------------------------------------
Lee (County of) Housing Finance
  Authority (Forestwood Apartments
  Project); Refunding Housing Series 1995
  A RB
    3.75%, 06/15/25(b)                    A-1+   --        624        624,000
-----------------------------------------------------------------------------
Lee (County of) Industrial Development
  Authority (Shell Point Village
  Project); Variable Rate Demand Series
  1999 B IDR (LOC-Bank of America N.A.)
    3.80%, 11/01/29(b)                    A-1+   --     10,000     10,000,000
-----------------------------------------------------------------------------
Morgan Stanley Float Program, (Board of
  Education Lottery); Floating Rate Trust
  Certificate Series 57 1998 RB
    3.85%, 07/01/15(b)(c)(d)              A-1c   --     15,000     15,000,000
-----------------------------------------------------------------------------
Morgan Stanley Float Program, Orange
  (County of) School Board; Floating Rate
  Trust Certificates Series 85 1999 COP
    3.85%, 08/01/22(b)(c)(d)               --  VMIG-1    8,135      8,135,000
-----------------------------------------------------------------------------
Morgan Stanley Float Program, Tampa Bay
  (City of) Water Utility System;
  Floating Rate Trust Certificates Series
  112 1999 RB
    3.08%, 10/01/27(b)(c)(d)              A-1c   A1      4,995      4,995,000
-----------------------------------------------------------------------------
Nassau (County of) (Solid Waste System);
  Refunding Series 1999 RB (LOC-First
  Union National Bank)
    3.80%, 07/01/13(b)                    A-1    --      4,000      4,000,000
-----------------------------------------------------------------------------
Putnam (County of) Development Authority
  (Seminole Electric Cooperative, Inc.
  Project); National Rural Utilities
  Guaranteed Semiannual Variable Pooled
  Series 1984 H-4 PCR
    3.00%, 03/15/00(b)(e)                 A-1+   P-1     3,600      3,600,000
-----------------------------------------------------------------------------
Tampa (City of); Refunding Gtd.
  Entitlement Series 1991 RB
    6.50%, 10/01/99(c)                    AAA    Aaa     2,205      2,205,000
-----------------------------------------------------------------------------
                                                                   99,924,791
-----------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
GEORGIA - 4.07%
Clarke (County of) Georgia School
  District (School Sales Tax); Unlimited
  Tax Series 1997 GO
    4.55%, 03/01/00(c)                      AAA    Aaa   $ 2,150 $    2,163,584
-------------------------------------------------------------------------------
Cobb (County of) Development Authority
  (Institute of Nuclear Power Operations);
  Variable Rate Demand Series 1998 IDR
  (LOC-Suntrust Bank)
    3.80%, 02/01/13(b)                      --     Aa3     5,265      5,265,000
-------------------------------------------------------------------------------
Cobb (County of) Kennestone Hospital
  Authority (Equipment Pool Project);
  Variable Rate Anticipation Certificates
  Series 1999 RB
    3.90%, 04/01/26(b)                     A-1+  VMIG-1   15,000     15,000,000
-------------------------------------------------------------------------------
Decatur County Bainbridge Industrial
  Development Authority (Kaiser
  Agriculture Chemical Inc. Project);
  Series 1985 IDR (LOC-Harris Trust &
  Savings Bank)
    3.80%, 12/01/02(b)                      --     --      2,100      2,100,000
-------------------------------------------------------------------------------
Dekalb (County of) Private Hospital
  Authority (Egleston Childrens Hospital
  at Emory University); Variable Rate
  Demand Series 1994 A RAN (LOC-Suntrust
  Bank)
    3.65%, 03/01/24(b)                     A-1+  VMIG-1    1,665      1,665,000
-------------------------------------------------------------------------------
Fayette (County of) Development Authority
  Educational Facilities (Catholic School
  Properties Inc. Project); Variable Rate
  Demand Series 1999 RB (LOC-Wachovia
  Bank)
    3.80%, 04/01/24(b)                      --     Aa2     5,000      5,000,000
-------------------------------------------------------------------------------
Floyd (County of) Development Authority
  (Shorter College Project); Variable Rate
  Demand Series 1998 RB (LOC-Suntrust
  Bank)
    3.85%, 06/01/17(b)                     A-1+    --      4,000      4,000,000
-------------------------------------------------------------------------------
Georgia (State of); Refunding Unlimited
  Tax Series 1998 E GO
    4.00%, 02/01/00                         AAA    Aaa     5,600      5,615,687
-------------------------------------------------------------------------------
Gwinnett (County of) Housing Authority
  (Post Chase Project); Variable Rate
  Demand Multifamily Housing Series 1997 RB
    3.80%, 06/01/25(b)                     A-1+    --      3,500      3,500,000
-------------------------------------------------------------------------------
                                                                     44,309,271
-------------------------------------------------------------------------------
IDAHO - 0.28%
Idaho (State of); Unlimited Tax Series
  1999 TAN
    4.25%, 06/30/00                        SP-1+  MIG-1    3,000      3,018,377
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
ILLINOIS - 8.62%
Bear Stearns Municipal Securities Trust
  Certificates (Illinois Sales Tax); Series
  1998-25 Class A RB (LOC-Bear Stearns
  Capital Markets)
    3.82%, 03/15/07(b)(d)                   A-1    Aa3   $10,000 $   10,000,000
-------------------------------------------------------------------------------
Chicago (City of); Limited Tax Series 1998
  GO (LOC-Morgan Guaranty Trust)
    2.85%, 01/31/00(b)                      A-1+ VMIG-1    4,000      4,000,000
-------------------------------------------------------------------------------
Chicago (City of) Metro Water District
  (Greater Chicago Reclamation); Refunding
  Unlimited Tax Series 1992 GO
    5.15%, 12/01/99                          AA    Aa2     5,000      5,013,766
-------------------------------------------------------------------------------
Chicago (City of) O'Hare International
  Airport (American Airlines); Variable
  Rate Demand Series 1983 B RB (LOC-Royal
  Bank of Canada)
    3.00%, 12/01/17(b)                       --    P-1     5,600      5,600,000
-------------------------------------------------------------------------------
East Peoria (City of) (Radnor/East Peoria
  Partnership Project); Multifamily Housing
  Series 1983 RB (LOC-Bank of Nova Scotia)
    4.00%, 06/01/08(b)                       --    Aa3     5,085      5,085,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
  (American College of Surgeons Project);
  Tax Exempt Series 1996 RB (LOC-Northern
  Trust Company)
    3.90%, 08/01/26(b)                      A-1+   --      4,821      4,821,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
  (Chicago Commons Project); Variable Rate
  Demand Series 1999 RB (LOC-Bank of America)
    3.80%, 01/01/29(b)                      A-1+   --      5,500      5,500,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
  (Jewish Charities Program) Variable Rate
  Demand Series 1999 A RAN (LOC-Harris
  Trust & Savings Bank)
    3.85%, 06/30/00(b)                      A-1+   --      5,390      5,390,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
  (Local Government Financing Project);
  Variable Rate Demand Series 1999 A RB
    3.80%, 09/01/29(b)(c)                    --  VMIG-1   10,000     10,000,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority
  (Northwestern Memorial Hospital);
  Variable Rate Demand Series 1995 RB
    2.95%, 08/15/25(b)                      A-1+ VMIG-1    9,000      9,000,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority
  (Resurrection Health Care); Variable Rate
  Demand Series 1999 A RB
    3.00%, 05/15/29(b)                      AAA  VMIG-1    3,600      3,600,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority;
  Revolving Fund Pooled Series 1985 D RB
  (LOC-First National Bank)
    3.80%, 08/01/15(b)                      A-1+ VMIG-1    4,829      4,829,000
-------------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
Illinois - (continued)
Illinois Health Facilities Authority
  (The Methodist Medical Center);
  Refunding Series 1998 RB
    4.50%, 11/15/99(c)                    AAA    Aaa   $ 2,090 $    2,093,520
-----------------------------------------------------------------------------
Illinois Health Facilities Authority
  (Swedish Covenant Hospital); Refunding
  Variable Rate Demand Series 1998 A RB
    3.85%, 08/15/27(b)                   A-1+  VMIG-1    2,100      2,100,000
-----------------------------------------------------------------------------
Illinois (State of) Regional
  Transportation Authority (Cook Dupage
  Lake Co.); Refunding Unlimited Tax
  Series 1999 GO
    5.00%, 06/01/00(c)                    AAA    Aaa     4,990      5,033,564
-----------------------------------------------------------------------------
Illinois (State of) Toll Highway
  Authority;
  Series 1998 A Municipal Securities
  Trust Certificates
    3.82%, 02/15/12(b)(c)(d)              A-1    Aaa    11,700     11,700,000
-----------------------------------------------------------------------------
                                                                   93,765,850
-----------------------------------------------------------------------------
INDIANA - 1.16%
Auburn (City of) (Sealed Power Corp.
  Project); Variable Rate Demand
  Economic Development Series 1985 RB
  (LOC-NBD Bank)
    3.50%, 07/01/10(b)                    --   VMIG-1    1,200      1,200,000
-----------------------------------------------------------------------------
Indianapolis (City of); Local Public
  Improvement Bond Bank RB Series 1995 B
    5.00%, 02/01/00                       AAA    Aaa     1,500      1,509,097
-----------------------------------------------------------------------------
Indianapolis (City of); Local Public
  Improvement Bond Bank RB Notes Series
  1999 B
    4.00%, 01/10/00                      SP-1+   --      7,900      7,916,074
-----------------------------------------------------------------------------
Indianapolis (City of) Economic
  Development Authority (Jewish
  Community Campus Project); Variable
  Rate Series 1995 RB
    3.75%, 04/01/05(b)                    --   VMIG-1    1,995      1,995,000
-----------------------------------------------------------------------------
                                                                   12,620,171
-----------------------------------------------------------------------------
IOWA - 1.29%
Iowa Higher Education Loan Authority;
  Private College Facility RB
    3.85%, 12/01/15(b)(c)                A-1+  VMIG-1   12,000     12,000,000
-----------------------------------------------------------------------------
Iowa School Corporations (Iowa School
  Cash Anticipation Program); Warrant
  Certificates Series 1999 A
    4.00%, 06/23/00(c)                   SP-1+  MIG-1    2,000      2,010,829
-----------------------------------------------------------------------------
                                                                   14,010,829
-----------------------------------------------------------------------------
KANSAS - 0.15%
Olathe (City of); Unlimited Tax Series
  194 1999 GO
    3.75%, 04/01/00(c)                    AAA    Aaa     1,660      1,664,440
-----------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
KENTUCKY - 2.60%
Kentucky Asset/Liability Commission;
  Project Notes General Fund Series 1998 A
  RB (LOC-Landesbank Hessen-Thuringen
  Girozentrale)
    3.40%, 06/30/01(b)                      --   VMIG-1  $10,000 $   10,000,000
-------------------------------------------------------------------------------
Kentucky Interlocal School Transport
  Association; Series 1999 TRAN
    4.00%, 06/30/00                        SP-1+  MIG-1   14,000     14,046,963
-------------------------------------------------------------------------------
Trimble (County of) (Louisville Gas and
  Electric Company Project); Series 1992 A
  PCR
    3.45%, 09/01/17(b)                      A-1  VMIG-1    4,300      4,300,000
-------------------------------------------------------------------------------
                                                                     28,346,963
-------------------------------------------------------------------------------
LOUISIANA - 2.54%
Louisiana Public Facilities Authority
  (Christus Health); Series 1999 B RB
    3.40%, 07/01/29(b)(c)                  A-1+  VMIG-1   10,000     10,000,000
-------------------------------------------------------------------------------
Louisana Public Facilities Authority
  (Tiger Athletic Foundation Project);
  Variable Rate Demand Series 1999 RB
  (LOC-Hibernia National Bank)
    3.80%, 09/01/28(b)                     A-1+    --     13,000     13,000,000
-------------------------------------------------------------------------------
New Orleans (City of); Aviation Board
  Variable Refunding Series B RB
    3.75%, 08/01/16(b)(c)                  A-1+  VMIG-1    4,635      4,635,000
-------------------------------------------------------------------------------
                                                                     27,635,000
-------------------------------------------------------------------------------
MASSACHUSETTS - 0.27%
Massachusetts (State of); Limited Tax
  Series 1993 B GO
    4.60%, 11/01/99                         AA-    Aa3     2,890      2,893,957
-------------------------------------------------------------------------------
MICHIGAN - 2.25%
Detroit (City of) Sewer District; Bear
  Stearns Municipal Trust Certificates
  Variable Rate Demand Series 1999-81
  Class A RB
  (LOC-Bear Stearns Capital Markets)
    3.83%, 10/01/02(d)                     A-1+c   Aaa    15,000     15,000,000
-------------------------------------------------------------------------------
Grand Rapids (City of); Water Supply
  Series 1990 RB
    7.25%, 01/01/00(e)(f)                   AAA    AAA     3,000      3,089,714
-------------------------------------------------------------------------------
Jackson County Economic Development Corp.
  (Sealed Power Corp.); Economic
  Development Refunding Variable Rate
  Demand Series 1984 RB (LOC-NBD Bank)
    3.50%, 10/01/19(b)                      --   VMIG-1    1,000      1,000,000
-------------------------------------------------------------------------------
Michigan (State of); Municipal Bond
  Authority RB Series 1999 B-1
    4.25%, 08/25/00                        SP-1+   --      2,000      2,011,267
-------------------------------------------------------------------------------
Michigan Strategic Fund (260 Brown St.
  Associates Project); Convertible
  Variable Rate Demand Limited Obligation
  Series 1985 RB (LOC-Comerica Bank)
    3.30%, 10/01/15(b)                      --   VMIG-1    3,400      3,400,000
-------------------------------------------------------------------------------
                                                                     24,500,981
-------------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
MINNESOTA - 0.04%
Mankato (City of) (Northern States
  Power Co. Project); Floating
  Collateralized Series 1985 PCR
    3.85%, 03/01/11(b)                    AA     Aa3   $   500 $      500,000
-----------------------------------------------------------------------------
MISSISSIPPI - 0.92%
Morgan Stanley Float Program,
  Mississippi (State of) Development
  Bank Special Obligation; Floating Rate
  Trust Certificates Series 160 1999 RB
    3.85%, 07/01/24(b)(c)(d)             A-1c    --     10,000     10,000,000
-----------------------------------------------------------------------------
MISSOURI - 3.86%
Missouri (State of) (Health Care
  System); Bear Stearns Municipal Trust
  Certificates; Variable Rate Demand
  Series 1998 Class A RB
    3.87%, 08/01/05(b)(c)(d)             A-1+c   --     13,835     13,835,000
-----------------------------------------------------------------------------
Missouri Health & Educational
  Facilities Authority (Deaconess Long
  Term Care-A); Variable Rate Demand
  Health Facilities Series 1996 RB
    3.80%, 12/01/16(b)                   A-1+  VMIG-1   10,785     10,785,000
-----------------------------------------------------------------------------
Missouri Health & Educational
  Facilities Authority (Missouri Pooled
  Hospital Loan Program); Variable Rate
  Demand Series 1999 A RB
    3.80%, 08/01/29(b)                   A-1+    --     14,000     14,000,000
-----------------------------------------------------------------------------
Missouri Rural Water Financing Corp.
  (Public Project); Construction Series
  1998 Notes
    4.50%, 11/15/99                       --    MIG-1    3,370      3,375,052
-----------------------------------------------------------------------------
                                                                   41,995,052
-----------------------------------------------------------------------------
NEW MEXICO - 0.92%
New Mexico (State of); Series 1999 TRAN
    4.00%, 06/30/00                      SP-1+  MIG-1   10,000     10,055,572
-----------------------------------------------------------------------------
NEW YORK - 18.38%
Eagle Tax Exempt Trust; Class A COP(d)
    3.84%, Series 1993 E 08/01/06(b)     A-1+c   --     15,000     15,000,000
-----------------------------------------------------------------------------
    3.84%, Series 1993 F 08/01/06(b)     A-1+c   --     20,850     20,850,000
-----------------------------------------------------------------------------
    3.84%, Series 943802 05/01/07(b)(c)  A-1+c   --     17,800     17,800,000
-----------------------------------------------------------------------------
    3.84%, Series 943901 06/15/07(b)(c)  A-1+c   --     15,175     15,175,000
-----------------------------------------------------------------------------
    3.84%, Series 950901 06/01/21(b)(f)  A-1+c   --     13,315     13,315,000
-----------------------------------------------------------------------------
    3.84%, Series 97C4702 01/01/20(b)    A-1+c   --      9,900      9,900,000
-----------------------------------------------------------------------------
    3.87%, Series 964703 07/01/11(b)(c)  A-1+c   --      5,870      5,870,000
-----------------------------------------------------------------------------
    3.87%, Series 97C4703 01/01/01(b)(f) A-1+c   --     11,295     11,295,000
-----------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
New York - (continued)
Eagle Tax Exempt Trust (Colorado
  Housing and Finance Authority); Series
  94C0601 Class A COP
    3.84%, 10/01/23(b)(d)                A-1+c   AAA   $10,000 $   10,000,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Houston Water
  and Sewer); Series 974305 Class A COP
    3.84%, 12/01/27(b)(c)(d)             A-1+c   AAA    14,005     14,005,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington
  State); Series 984701 Class A COP
    3.84%, 05/01/18(b)(d)                A-1+c   --     14,400     14,400,000
-----------------------------------------------------------------------------
Long Island Power Authority;
  Subordinated RB (LOC-Bayerische
  Landesbank Girozentrale)
    2.85%, Series 1999 4 11/17/99(b)     A-1+  VMIG-1   11,000     11,000,000
-----------------------------------------------------------------------------
    3.20%, Series 1998 2 04/01/25(b)     A-1+  VMIG-1   11,750     11,750,000
-----------------------------------------------------------------------------
New York (State of) Medical Facilities
  Finance Agency (St.Lukes-Roosevelt
  Hospital Center); Merrill Lynch Group
  Float Program Floating Option Tax-
  Exempt Receipts Series PA-113 1996 A
  Mortgage RB
    3.05%, 02/15/29(b)(d)                A-1+c   --      9,700      9,700,000
-----------------------------------------------------------------------------
New York (State of); Variable Rate
  Demand Series 1998 A GO (LOC-Morgan
  Guaranty Trust Co. of New York)
    3.45%, 12/02/99(b)                   A-1+    P-1    20,000     20,000,000
-----------------------------------------------------------------------------
                                                                  200,060,000
-----------------------------------------------------------------------------
NORTH CAROLINA - 1.29%
North Carolina Medical Care Commission
  Retirement Community (Adult
  Communities Total Services Inc.);
  Variable Rate Demand Series 1996 RB
  (LOC-Lasalle National Bank)
    3.75%, 11/15/09(b)                   A-1+    --      5,655      5,655,000
-----------------------------------------------------------------------------
North Carolina Medical Care Commission
  (The Givens Estates Inc. Project);
  Health Care Facilities Variable Rate
  Demand Series 1997 RB (LOC-First Union
  National Bank)
    3.00%, 12/01/26(b)                    --   VMIG-1    3,000      3,000,000
-----------------------------------------------------------------------------
North Carolina Medical Care Commission
  (The Moses H. Cone Memorial Hospital
  Project); Hospital Series 1995 RB
    3.85%, 09/01/02(b)                   A-1+    --      5,400      5,400,000
-----------------------------------------------------------------------------
                                                                   14,055,000
-----------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
OHIO - 3.34%
Clermont County Hospital (Catholic Health
  Care-Mercy Health System); Variable Rate
  Demand Series 1994 B RB
    3.90%, 09/01/21(b)                     A-1+  VMIG-1  $ 9,100 $    9,100,000
-------------------------------------------------------------------------------
Clinton (County of) Hospital (Ohio
  Hospital Capital Inc.); Variable Rate
  Demand Series 1999 RB (LOC-Fifth Third
  Bank)
    3.80%, 07/01/29(b)                     A-1+    --     10,000     10,000,000
-------------------------------------------------------------------------------
Franklin (County of) (Bricker & Eckler
  Building Co. Project); Floating Rate
  Series 1984 IDR (LOC-Bank One Cleveland
  N.A.)
    3.85%, 11/01/14(b)                      --     P-1     8,100      8,100,000
-------------------------------------------------------------------------------
Loraine (County of) (Catholic Healthcare
  Partners); Variable Rate Demand Series
  1998 A RB
    3.15%, 12/01/27(e)                     A-1+    P-1     7,000      7,000,000
-------------------------------------------------------------------------------
Marion (County of) (Pooled Lease
  Program); Variable Rate Demand Hospital
  Improvement Series 1992 RB (LOC-Bank One
  Akron N.A.)
    3.83%, 10/01/22(b)                     A-1+    --      1,165      1,165,000
-------------------------------------------------------------------------------
Ohio Housing Financing Agency (Kenwood
  Congregate Retirement Community
  Project); Variable Rate Demand
  Multifamily Housing Series 1985 RB (LOC-
  Morgan Guaranty Trust)
    3.65%, 12/01/15(b)                      --   VMIG-1      956        956,000
-------------------------------------------------------------------------------
                                                                     36,321,000
-------------------------------------------------------------------------------
OKLAHOMA - 2.76%
Oklahoma Development Financing Authority
  (Oklahoma Hospital Association);
  Variable Rate Demand Series 1999 A RB
    3.80%, 06/01/29(b)                     A-1+    --     20,000     20,000,000
-------------------------------------------------------------------------------
Oklahoma Water Resources Board (State
  Loan Program); Series 1999 RB
    3.60%, 03/01/00(b)(e)                  A-1+c   --      3,000      3,000,000
-------------------------------------------------------------------------------
Oklahoma Water Resources Board (State
  Loan Program); Variable Rate Demand
  Series 1995 RB
    3.60%, 03/01/00(b)(e)                  A-1+    --      7,000      7,000,000
-------------------------------------------------------------------------------
                                                                     30,000,000
-------------------------------------------------------------------------------
OREGON - 0.46%
Oregon State Housing & Community Services
  Department; Single Family Mortgage
  Series 1999 C RB
    3.15%, 04/13/00                         --    MIG-1    5,000      5,000,000
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
PENNSYLVANIA - 1.51%
Delaware County Industrial Development
  Authority (Henderson-Radnor Joint Venture
  Project); Limited Obligation Series 1985
  IDR (LOC-Corestates Bank)
    4.00%, 04/01/15(b)                        --     Aa3 $   765 $      765,000
-------------------------------------------------------------------------------
Luzerne County Convention Center
  Authority; Hotel Room Rent Series 1998 A
  RB (LOC-First Union National Bank)
    3.80%, 09/01/28(b)                       A-1      --   7,790      7,790,000
-------------------------------------------------------------------------------
Philadelphia (City of) Parking Authority;
  Parking Series 1999 RB
    4.00%, 02/01/00(c)                       AAA     Aaa   1,290      1,294,065
-------------------------------------------------------------------------------
York (City of) General Authority; Variable
  Rate Pooled Financing Series 1996 RB
  (LOC-First Union National Bank)
    3.85%, 09/01/26(b)                       A-1      --   6,609      6,609,000
-------------------------------------------------------------------------------
                                                                     16,458,065
-------------------------------------------------------------------------------
TENNESSEE - 6.28%
Industrial Development Board of the
  Metropolitan Government of Nashville and
  Davidson County (Amberwood, Ltd.
  Project); Multifamily Housing Refunding
  IDR (LOC-Commerzbank A.G.)
    4.07%, Series 1993 A, 07/01/13(b)       A-1+  VMIG-1   2,095      2,095,000
-------------------------------------------------------------------------------
    4.00%, Series 1993 B, 07/01/13(b)        A-1  VMIG-1   1,790      1,790,000
-------------------------------------------------------------------------------
Industrial Development Board of the
  Metropolitan Government of Nashville &
  Davidson County (Chimney Top II);
  Multifamily Variable Rate Demand Series
  1984 RB (LOC-Bank of America N.A.)
    3.85%, 09/01/06(b)                        --  VMIG-1   2,100      2,100,000
-------------------------------------------------------------------------------
Knox (County of) Health Education and
  Housing Facilities Board (Solutions
  Group, Inc. Project); Variable Rate
  Demand Series 1999 RB
    3.80%, 05/01/29(b)                      A-1+      --  40,000     40,000,000
-------------------------------------------------------------------------------
Montgomery (County of) Public Building
  Authority (Tennessee County Loan Pool);
  Pooled Financing Variable Rate Demand
  (LOC-Bank of America N.A.)
    3.80%, Series 1997 RB 11/01/27(b)         --  VMIG-1   5,200      5,200,000
-------------------------------------------------------------------------------
    3.80%, Series 1999 RB 09/01/29(b)         --  VMIG-1  15,000     15,000,000
-------------------------------------------------------------------------------
Shelby (County of); Refunding Unlimited
  Tax Series 1993 A GO
    4.65%, 03/01/00                          AA+     Aa3   2,160      2,172,684
-------------------------------------------------------------------------------
                                                                     68,357,684
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
TEXAS - 13.56%
Austin (City of) (Travis & Williamson
  Counties); Combined Utility Systems
  Series 1998 A Commercial Paper Notes
    3.45%, 11/02/99                         A-1+     P-1 $ 7,551 $    7,551,000
-------------------------------------------------------------------------------
Bexar (County of) Texas Housing Finance
  Authority (Fountainhead Apartments);
  Refunding Variable Rate Demand
  Multifamily Series 1996 RB
    3.75%, 09/15/26(b)                      A-1+      --   8,361      8,361,000
-------------------------------------------------------------------------------
Dallas Area Rapid Transit (DART); Sales
  Tax Revenue Commercial Paper Notes Series
  C (LOC-Westdeutsche Landesbank
  Girozentrale)
    3.30%, 10/20/99                         A-1+     P-1   5,200      5,200,000
-------------------------------------------------------------------------------
Dallas (City of) (Equipment Acquisition
  Contractual Obligation); Limited Tax
  Series 1998 GO
    4.00%, 02/15/00                          AAA     Aaa   2,765      2,773,216
-------------------------------------------------------------------------------
Fort Worth (City of); Series B General
  Purpose Commercial Paper Notes
    3.35%, 11/17/99                         A-1+     P-1   6,000      6,000,000
-------------------------------------------------------------------------------
Grand Prairie (City of) Texas Housing
  Finance Corporation (Windridge Grand
  Prairie Associates); Multifamily Housing
  Refunding Series 1993 RB
    3.85%, 06/01/10(b)                      A-1+      --   4,500      4,500,000
-------------------------------------------------------------------------------
Gulf Coast Waste Disposal Authority (Amoco
  Oil Company Project); Texas Environmental
  Improvement Series 1986 RB
    3.10%, 03/01/09(b)                      A-1+     P-1   7,000      7,000,000
-------------------------------------------------------------------------------
Harris County Health Facilities
  Development Corp.; ACES Greater Houston
  Pooled Health Series 1985 A RB (LOC-Chase
  Bank of Texas N.A.)
    3.85%, 11/01/25(b)                       A-1      --   2,300      2,300,000
-------------------------------------------------------------------------------
Harris County Health Facilities
  Development Corp. (Gulf Coast Regional
  Blood Center Project); Blood Center
  Series 1992 RB (LOC-Texas Commerce Bank
  N.A.)
    3.90%, 04/01/17(b)                       A-1      --   3,250      3,250,000
-------------------------------------------------------------------------------
Harris (County of) Toll Road; Refunding
  Sub Lien Unlimited Tax Series 1995 A GO
    6.00%, 08/15/00                           AA  VMIG-1   2,470      2,518,788
-------------------------------------------------------------------------------
Hockley (County of) Industrial Development
  Corporation (Amoco Project); Variable
  Rate Demand Series 1983 PCR
    3.60%, 03/01/14(b)                      A-1+     Aa1   3,500      3,500,000
-------------------------------------------------------------------------------
Houston (City of) Water and Sewer Systems;
  Series A
  Commercial Paper Notes
    3.35%, 09/01/13(b)                       A-1     P-1  20,000     20,000,000
-------------------------------------------------------------------------------
Houston (City of) Water and Sewer Systems;
  Floating Rate Treasury Series A29 1999
  Reg D RB
    3.90%, 12/01/15(b)(d)                       --  VMIG-1   4,300      4,300,000
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
Texas - (continued)
Katy (City of) Independent School
  District; Refunding Limited Tax Series
  1998 A GO
    4.25%, 02/15/00                          AAA     Aaa $ 1,935 $    1,942,373
-------------------------------------------------------------------------------
North Central Texas Health Facilities
  Development Corp. (Methodist Hospitals
  of Dallas); Flexible Rate Hospital
  Series 1998 RB
    3.30%, 10/12/99(b)(c)                   A-1+  VMIG-1   5,000      5,000,000
-------------------------------------------------------------------------------
    3.35%, 10/19/99(b)(c)                   A-1+  VMIG-1  10,000     10,000,000
-------------------------------------------------------------------------------
Plano Texas Health Facilities Development
  Corporation (Childrens-Presbyterian
  Health Center); Hospital Series 1989 RB
    3.55%, 01/01/19(c)                      A-1+  VMIG-1  10,000     10,000,000
-------------------------------------------------------------------------------
San Antonio (City of); Limited Tax Series
  1998 A COP
    4.00%, 02/01/00                          AA+     Aa2   1,450      1,453,915
-------------------------------------------------------------------------------
San Antonio (City of); Refunding Series
  1992 RB
    5.90%, 05/15/00(c)                       AAA     Aaa   2,050      2,079,160
-------------------------------------------------------------------------------
Tarrant (County of) Texas Health
  Facilities Authority (Adventist Health
  System); Variable Rate Demand Series
  1997 A RB (LOC-Suntrust Bank Central
  Florida)
    3.80%, 11/15/27(b)                      A-1+      --   8,775      8,775,000
-------------------------------------------------------------------------------
Texas (State of); Series 1999 TRAN
    4.50%, 08/31/00                        SP-1+   MIG-1  24,000     24,169,463
-------------------------------------------------------------------------------
Texas (State of) (Texas Water Financing
  Assistance); JP Morgan Putter 118 Series
  1999 GO
    3.90%, 08/01/23(b)(d)                    Aar      --   4,755      4,755,000
-------------------------------------------------------------------------------
Trinity River Industrial Development
  Authority (Radiation Sterilizers, Inc.
  Project); Variable Rate Demand IDR (LOC-
  Comerica Bank)
    3.60%, Series 1985 A 11/01/05(b)         A-1      --     500        500,000
-------------------------------------------------------------------------------
    3.60%, Series 1985 B 11/01/05(b)         A-1      --   1,650      1,650,000
-------------------------------------------------------------------------------
                                                                    147,578,915
-------------------------------------------------------------------------------
UTAH - 0.46%
Central Utah Water Conservation District;
  Refunding Variable Rate Demand Limited
  Tax Series 1998 E GO
    3.75%, 04/01/27(b)(c)                   A-1+  VMIG-1   4,000      4,000,000
-------------------------------------------------------------------------------
Utah Associated Municipal Power System
  (The Hunter Project); Refunding Series
  1994 RB
    4.35%, 07/01/00(c)                       AAA     Aaa   1,000      1,005,440
-------------------------------------------------------------------------------
                                                                      5,005,440
-------------------------------------------------------------------------------
VERMONT - 0.88%
Vermont Educational and Health Building
  Finance Authority (Middlebury College
  Project); Variable Rate Demand Series
  1988 A RB
    3.10%, 11/01/27(b)(c)                   A-1+      Aa   1,500      1,500,000
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
Vermont - (continued)
Vermont Educational and Health Building
  Finance Authority (VHA New England);
  Variable Rate Hospital RB
    3.85%, Series 1985 B 12/01/25(b)(c)     A-1+      -- $ 1,000 $    1,000,000
-------------------------------------------------------------------------------
    3.85%, Series 1985 E 12/01/25(b)(c)     A-1+      --   2,500      2,500,000
-------------------------------------------------------------------------------
    3.85%, Series 1985 F 12/01/25(b)(c)     A-1+      --   2,100      2,100,000
-------------------------------------------------------------------------------
    3.85%, Series 1985 G 12/01/25(b)(c)     A-1+      --   2,500      2,500,000
-------------------------------------------------------------------------------
                                                                      9,600,000
-------------------------------------------------------------------------------
VIRGINIA - 1.43%
Manassa Park Virginia; Variable Rate
  Demand Series 1999 BAN (LOC-Wachovia
  Bank N.A.)
    3.80%, 01/01/03(b)                        --     Aa2  10,000     10,000,000
-------------------------------------------------------------------------------
Norfolk (City of) (Pooled Financing
  Program-Sentara Health System Group);
  Commercial Paper Revenue Notes
    3.40%, 11/01/99                         A-1+     P-1   5,600      5,600,000
-------------------------------------------------------------------------------
                                                                     15,600,000
-------------------------------------------------------------------------------
WASHINGTON - 1.82%
Port of Seattle; Subordination Lien
  Series 1999 A RB (LOC-Commerzbank AG)
    3.35%, 10/05/99                         A-1+  VMIG-1  10,000     10,000,000
-------------------------------------------------------------------------------
Washington State Public Power Supply
  (Nuclear Project No. 3); Series B Pre
  Refunded RB
    7.40%, 01/01/00(e)                       AAA     AAA   9,500      9,775,473
-------------------------------------------------------------------------------
                                                                     19,775,473
-------------------------------------------------------------------------------
WEST VIRGINIA - 0.60%
West Virginia Hospital Finance Authority
  (VHA Mid-Atlantic States, Inc. Capital
  Asset Financing Program); RB
    3.85%, Series 1985 B 12/01/25(b)(c)     A-1+      --   3,000      3,000,000
-------------------------------------------------------------------------------
    3.85%, Series 1985 C 12/01/25(b)(c)     A-1+      --   3,500      3,500,000
-------------------------------------------------------------------------------
                                                                      6,500,000
-------------------------------------------------------------------------------
WISCONSIN - 1.70%
Milwaukee (County of); Unlimited Tax
  Series 1995 A GO
    5.125%, 12/01/99                         AA-     Aa3   2,275      2,283,194
-------------------------------------------------------------------------------
Racine (City of); Promissory Notes
  Unlimited Tax Series 1998 B GO
    3.70%, 12/01/99                        SP-1+   MIG-1   2,290      2,291,854
-------------------------------------------------------------------------------
Wasau (City of) School District; Series
  1999 BAN
    3.45%, 06/01/00                           --   MIG-1   5,000      5,003,704
-------------------------------------------------------------------------------
Wisconsin (State of) Transportation;
  Commercial Paper Notes Series 1997 (LOC-
  Bayerische Landesbank Girozentrale)
    3.25%, 10/12/99                         A-1+      P1   8,893      8,893,000
-------------------------------------------------------------------------------
                                                                     18,471,752
-------------------------------------------------------------------------------

                                          RATING(a)     PAR
                                         S&P  MOODY'S  (000)      VALUE
WYOMING - 0.54%
Uinta (County of) (Amoco Project);
  Refunding Variable Rate Demand Series
  1998 PCR
    2.85%, 07/01/26(b)                   A-1+     Aa1 $ 5,900 $    5,900,000
-------------------------------------------------------------------------------
  TOTAL INVESTMENTS - 100.93%                                  1,098,532,955(g)
-------------------------------------------------------------------------------
  LIABILITIES LESS OTHER ASSETS - (0.93%)                        (10,146,711)
-------------------------------------------------------------------------------
NET ASSETS - 100.00%                                          $1,088,386,244
--------------------------------------------------------------------------------

BAN   Bond Anticipation Note                  PCR   Pollution Control Revenue Bonds
COP   Certifiates of Participation            RAN   Revenue Anticipation Notes
GO    General Obligation Bonds                RB    Revenue Bonds
Gtd   Guaranteed                              TAN   Tax Anticipation Notes
IDR   Industrial Development Revenue Bond     TRAN  Tax and Revenue Anticipation Notes
IDR   Industrial Development Revenue Bonds    WTS   Warrants
LOC   Letter of Credit
Ltd.  Limited

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P").
(b) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined periodically. Rates shown are the rates in effect on 09/30/99.
(c) Secured by bond insurance provided by one of the following companies:
    AMBAC, FGIC, FSA or MBIA.
(d) The Fund may invest in synthetic municipal instruments the value of and return on which are derived from underlying securities. The types of synthetic municipal instruments in which the Fund may invest include variable rate instruments. These instruments involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A "variable rate trust certificate" evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically providing the certificate holder with the conditional right to put its certificate at par value plus accrued interest. Because synthetic municipal instruments involve a trust and a third party conditional put feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.
(e) Subject to an irrevocable call or mandatory put by the issuer. Par value and maturity date reflect such call or put.
(f) Secured by an escrow fund of U.S. Treasury obligations.
(g) Also represents cost for federal income tax purposes.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1999
(Unaudited)

ASSETS:
Investments, at value (amortized cost)                    $1,098,532,955
------------------------------------------------------------------------
Cash                                                           7,406,769
------------------------------------------------------------------------
Receivables for:
 Investments sold                                              3,030,000
------------------------------------------------------------------------
 Interest                                                      6,481,011
------------------------------------------------------------------------
Investment for deferred compensation plan                         43,928
------------------------------------------------------------------------
Other assets                                                     162,194
------------------------------------------------------------------------
    Total assets                                           1,115,656,857
------------------------------------------------------------------------
LIABILITIES:
Payables for:
 Investments purchased                                        24,022,762
------------------------------------------------------------------------
 Dividends                                                     2,969,695
------------------------------------------------------------------------
 Deferred compensation                                            43,928
------------------------------------------------------------------------
Accrued administrative services fees                              14,000
------------------------------------------------------------------------
Accrued advisory fees                                            120,275
------------------------------------------------------------------------
Accrued directors' fees                                            2,525
------------------------------------------------------------------------
Accrued transfer agent fees                                       29,115
------------------------------------------------------------------------
Accrued distribution fees                                         33,376
------------------------------------------------------------------------
Accrued operating expenses                                        34,937
------------------------------------------------------------------------
    Total liabilities                                         27,270,613
------------------------------------------------------------------------
Net assets applicable to shares outstanding               $1,088,386,244
========================================================================
NET ASSETS:
 Institutional Class                                      $  968,609,455
========================================================================
 Private Investment Class                                 $   88,678,984
========================================================================
 Cash Management Class                                    $    5,524,759
========================================================================
 Reserve Class                                            $   25,358,267
========================================================================
 Resource Class                                           $      214,779
========================================================================
CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:
Institutional Class:
 Authorized                                                3,000,000,000
------------------------------------------------------------------------
 Outstanding                                                 968,605,347
========================================================================
Private Investment Class:
 Authorized                                                1,000,000,000
------------------------------------------------------------------------
 Outstanding                                                  88,677,372
========================================================================
Cash Management Class:
 Authorized                                                1,000,000,000
------------------------------------------------------------------------
 Outstanding                                                   5,524,625
========================================================================
Reserve Class:
 Authorized                                                1,000,000,000
------------------------------------------------------------------------
 Outstanding                                                  25,357,583
========================================================================
Resource Class:
 Authorized                                                1,000,000,000
------------------------------------------------------------------------
 Outstanding                                                     215,053
========================================================================
Net asset value, offering and redemption price per share           $1.00
========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the six months ended September 30, 1999
(Unaudited)

INVESTMENT INCOME:
Interest income                                        $18,462,258
------------------------------------------------------------------
EXPENSES:
Advisory fees                                            1,254,939
------------------------------------------------------------------
Administrative services fees                                64,785
------------------------------------------------------------------
Transfer agent fees                                         93,476
------------------------------------------------------------------
Custody fees                                                28,262
------------------------------------------------------------------
Directors' fees                                              7,499
------------------------------------------------------------------
Distribution fees (Note 2)                                 300,870
------------------------------------------------------------------
Other expenses                                              97,206
------------------------------------------------------------------
  Total expenses                                         1,847,037
------------------------------------------------------------------
Less: Fees waived and expenses assumed                    (513,563)
------------------------------------------------------------------
  Net expenses                                           1,333,474
------------------------------------------------------------------
Net investment income                                   17,128,784
------------------------------------------------------------------
Net increase in net assets resulting from operations   $17,128,784
==================================================================



See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended September 30, 1999 and the year ended March 31, 1999 (Unaudited)

                                              SEPTEMBER 30,
                                                   1999       MARCH 31, 1999
                                              --------------  --------------
OPERATIONS:
 Net investment income                         $   17,128,784  $   34,628,129
-----------------------------------------------------------------------------
 Net realized gain on sales of investments                 --           8,745
-----------------------------------------------------------------------------
    Net increase in net assets resulting from
     operations                                    17,128,784      34,636,874
-----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
 Institutional Class                              (15,657,100)    (32,079,516)
-----------------------------------------------------------------------------
 Private Investment Class                          (1,188,991)     (2,486,438)
-----------------------------------------------------------------------------
 Cash Management Class                                (77,611)        (62,175)
-----------------------------------------------------------------------------
 Reserve Class                                       (198,244)             --
-----------------------------------------------------------------------------
 Resource Class                                        (6,838)             --
-----------------------------------------------------------------------------
Capital stock transactions - net:
 Institutional Class                             (103,986,706)    175,685,921
-----------------------------------------------------------------------------
 Private Investment Class                          (1,927,463)     10,142,224
-----------------------------------------------------------------------------
 Cash Management Class                             (1,614,107)      7,138,732
-----------------------------------------------------------------------------
 Reserve Class                                     25,357,583              --
-----------------------------------------------------------------------------
 Resource Class                                       215,053              --
-----------------------------------------------------------------------------
    Net increase (decrease) in net assets         (81,955,640)    192,975,622
-----------------------------------------------------------------------------
NET ASSETS:
 Beginning of period                            1,170,341,884     977,366,262
-----------------------------------------------------------------------------
 End of period                                 $1,088,386,244  $1,170,341,884
=============================================================================
NET ASSETS CONSIST OF:
 Capital (par value and additional paid-in):
  Institutional Class                          $  968,681,636  $1,072,668,342
-----------------------------------------------------------------------------
  Private Investment Class                         88,683,814      90,611,277
-----------------------------------------------------------------------------
  Cash Management Class                             5,525,387       7,139,494
-----------------------------------------------------------------------------
  Reserve Class                                    25,357,583              --
-----------------------------------------------------------------------------
  Resource Class                                      215,053              --
-----------------------------------------------------------------------------
 Undistributed realized gain (loss) on sales
  of investments                                      (77,229)        (77,229)
-----------------------------------------------------------------------------
                                               $1,088,386,244  $1,170,341,884
=============================================================================


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 1999
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund currently offers six different classes of shares, the Institutional Class ("Institutional Class"), the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The investment objective of the Fund is to generate as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity.
 The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations - The Fund's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions and Investment Income - Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis. Interest income is allocated to each class daily, based upon each class' pro rata share of the total shares of the Fund outstanding. Discounts, other than original issue, on short-term obligations are amortized to unrealized appreciation for financial reporting purposes.
C. Dividends and Distributions to Shareholders - It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Net realized capital gains (including net short-term capital gains and market discounts), if any, are distributed annually.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $77,230 (which may be carried forward to offset future taxable gains, if any) which expires, if not previously utilized, through the year 2004. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized. In addition, the Fund intends to invest in sufficient municipal securities to allow it to qualify to pay "exempt interest dividends," as defined in the Internal Revenue Code, to shareholders.
E. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated between the classes.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million.
 AIM has contractually agreed to limit the Fund's expenses (exclusive of 12b-1 fees, interest, taxes, brokerage commissions, extraordinary expenses and federal registration fees) to the maximum annual rate of 0.20% of the average daily net assets of the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class. During the six months ended September 30, 1999, AIM waived its advisory fees of $390,329.
 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended September 30, 1999, AIM was paid $64,785 for such services.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class of the Portfolio. The Plan provides that the Private Investment

Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class pay up to a 0.50%, 0.75%, 0.10%, 1.00%, and 0.20%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class, Personal Investment Class, and the Reserve Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Fund with respect to each class. During the six months ended September 30, 1999, the Private Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $105,100, $2,083, $70,084 and $369, respectively, as compensation to FMC under the Plan. FMC waived fees of $123,234 during the same period.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Fund. During the six months ended September 30, 1999, the Fund paid AFS $68,240 for such services.
 During the six months ended September 30, 1999, the Fund paid legal fees of $3,129 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to directors who are not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - CAPITAL STOCK
Changes in capital stock outstanding during the six months ended September 30, 1999 and the year ended March 31, 1999 were as follows:

                               SEPTEMBER 30, 1999                 MARCH 31, 1999
                         -------------------------------  --------------------------------
                             SHARES           AMOUNT          SHARES           AMOUNT
                         ---------------  --------------  ---------------  ---------------
Sold:
  Institutional Class      3,455,035,959  $3,455,035,959    7,257,933,597  $ 7,257,933,597
------------------------------------------------------------------------------------------
  Private Investment
   Class                     182,810,242     182,810,242      580,913,749      580,913,749
------------------------------------------------------------------------------------------
  Cash Management Class*       8,463,343       8,463,343       13,152,591       13,152,591
------------------------------------------------------------------------------------------
  Reserve Class**             94,830,488      94,830,488               --               --
------------------------------------------------------------------------------------------
  Resource Class***           14,857,101      14,857,101               --               --
------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class            973,207         973,207        1,929,870        1,929,870
------------------------------------------------------------------------------------------
  Private Investment
   Class                       1,002,097       1,002,097        2,254,362        2,254,362
------------------------------------------------------------------------------------------
  Cash Management Class*          78,890          78,890           41,812           41,812
------------------------------------------------------------------------------------------
  Reserve Class**                148,035         148,035               --               --
------------------------------------------------------------------------------------------
  Resource Class***                5,187           5,187               --               --
------------------------------------------------------------------------------------------
Redeemed:
  Institutional Class     (3,559,995,872) (3,559,995,872)  (7,084,177,546)  (7,084,177,546)
------------------------------------------------------------------------------------------
  Private Investment
   Class                    (185,739,802)   (185,739,802)    (573,025,887)    (573,025,887)
------------------------------------------------------------------------------------------
  Cash Management Class*     (10,156,340)    (10,156,340)      (6,055,671)      (6,055,671)
------------------------------------------------------------------------------------------
  Reserve Class**            (69,620,940)    (69,620,940)              --               --
------------------------------------------------------------------------------------------
  Resource Class***          (14,647,235)    (14,647,235)              --               --
------------------------------------------------------------------------------------------
Net increase (decrease)      (81,955,640) $  (81,955,640)     192,966,877  $   192,966,877
------------------------------------------------------------------------------------------

*   The Cash Management Class commenced sales on January 4, 1999.
**  The Reserve Class commenced sales on June 1, 1999.
*** The Resource Class commenced sales on April 6, 1999.

NOTE 5 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of Resource Class capital stock outstanding during the period April 6, 1999 (date sales commenced) through September 30, 1999.

                                                         SEPTEMBER 30,
                                                             1999
                                                         -------------
Net asset value, beginning of period                        $ 1.00
-------------------------------------------------------     ------
Income from investment operations:
 Net investment income                                        0.01
-------------------------------------------------------     ------
Less distributions:
 Dividends from net investment income                        (0.01)
-------------------------------------------------------     ------
Net asset value, end of period                              $ 1.00
-------------------------------------------------------     ------
Total return                                                  1.47%
-------------------------------------------------------     ------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $  215
=======================================================     ======
Ratio of expenses to average net assets(a)                    0.36%(b)
=======================================================     ======
Ratio of net investment income to average net assets(c)       2.91%(b)
=======================================================     ======

(a) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements are 0.47% (annualized).
(b) Ratios are annualized and based on average net assets of $461,337.
(c) After fee waivers and/or expense reimbursements. Ratio of net investment income to average net assets prior to fee waivers and/or expense reimbursements are 2.80% (annualized).

                               DIRECTORS
Charles T. Bauer                                            Carl Frischling              Tax-Free
Bruce L. Crockett                                          Robert H. Graham              Investments Co.
Owen Daly II                                             Prema Mathai-Davis              (TFIC)
Edward K. Dunn, Jr.                                        Lewis F. Pennock
Jack M. Fields                                               Louis S. Sklar

                               OFFICERS
Charles T. Bauer                                                   Chairman
Robert H. Graham                                                  President
Gary T. Crum                                             Sr. Vice President              Cash Reserve
Carol F. Relihan                             Sr. Vice President & Secretary              Portfolio
Dana R. Sutton                                   Vice President & Treasurer              ------------------------------------------
Melville B. Cox                                              Vice President              Resource               SEMIANNUAL
Karen Dunn Kelley                                            Vice President              Class                   REPORT
J. Abbott Sprague                                            Vice President
Mary J. Benson               Assistant Vice President & Assistant Treasurer
Sheri Morris                 Assistant Vice President & Assistant Treasurer
Renee A. Friedli                                        Assistant Secretary
P. Michelle Grace                                       Assistant Secretary
Jeffrey H. Kupor                                        Assistant Secretary                                      September 30, 1999
Nancy L. Martin                                         Assistant Secretary
Ofelia M. Mayo                                          Assistant Secretary
Lisa A. Moss                                            Assistant Secretary
Kathleen J. Pflueger                                    Assistant Secretary
Samuel D. Sirko                                         Assistant Secretary
Stephen I. Winer                                        Assistant Secretary
                                                                                                [LOGO APPEARS HERE]
                                                                                             Fund Management Company
                           INVESTMENT ADVISOR
                          A I M Advisors, Inc.
                      11 Greenway Plaza, Suite 100
                           Houston, TX 77046-1173
                             (800) 347-1919

                              DISTRIBUTOR
                        Fund Management Company
                      11 Greenway Plaza, Suite 100
                         Houston, TX 77046-1173
                             (800) 659-1005

                               CUSTODIAN
                         The Bank of New York
                    90 Washington Street, 11th Floor
                          New York, NY 10286

                        LEGAL COUNSEL TO FUND
                 Ballard Spahr Andrews & Ingersoll LLP
                    1735 Market Street, 51st Floor
                     Philadelphia, PA 19103-7599

                      LEGAL COUNSEL TO DIRECTORS
                 Kramer, Levin, Naftalis & Frankel LLP
                          919 Third Avenue
                         New York, NY 10022

                           TRANSFER AGENT
                     A I M Fund Services, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173


This report may be distributed only to current shareholders or to persons who have received a current prospectus.